J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

Exhibit 99.2 - Schedule 4

Data Compare Summary (Total)

Run Date - 8/26/2026 10:06:14 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	3	0.00%	3
Amortization Type	0	3	0.00%	3
Appraisal Effective Date	0	3	0.00%	3
Appraised Value	1	3	33.33%	3
Balloon Flag	0	3	0.00%	3
Borrower Qualifying FICO	1	3	33.33%	3
City	0	3	0.00%	3
Coborrower Qualifying FICO	0	3	0.00%	3
Contract Sales Price	0	3	0.00%	3
Initial Rate Lock Date	0	3	0.00%	3
Interest Only	0	3	0.00%	3
Investor: Qualifying Total Debt Ratio	0	3	0.00%	3
Lien Position	0	3	0.00%	3
Note Date	0	3	0.00%	3
Occupancy	0	3	0.00%	3
Original CLTV	0	3	0.00%	3
Original Interest Rate	0	3	0.00%	3
Original Loan Amount	0	3	0.00%	3
Original LTV	0	3	0.00%	3
Origination Channel	0	3	0.00%	3
Property Type	0	3	0.00%	3
Purpose	0	3	0.00%	3
Representative FICO	0	3	0.00%	3
State	0	3	0.00%	3
Zip	0	3	0.00%	3
Total	2	75	2.67%	3